Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Balance at January 1	$ 231,737,116		$ 212,802,312
Share of profit for the year	2,099,830	$ 75,697	1,681,320	$ 1,207,974
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(4,094,565)	(147,605)	(831,784)	(5,202,145)
Share of other comprehensive income from associates accounted for using the equity method	29,209	1,053	131,009	(85,975)
Balance at December 31	268,171,060	9,667,306	231,737,116	212,802,312
Non-controlling interests [member]
Balance at January 1	15,622,009	563,158	13,374,912	17,639,487
Share of profit for the year	2,099,830	75,697	1,681,320	1,207,974
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(321,551)	(11,592)	178,480	(414,010)
Unrealized gain (loss) on equity instruments at FVTOCI	50,679	1,827	1,321	(10,773)
Gain (Loss) from hedging	187,502	6,759	(145,559)
Remeasurement on defined benefit plans	1,497	54	(9,075)	(7,422)
Share of other comprehensive income from associates accounted for using the equity method	7,902	285
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)			298	666,651
Acquisition of non-controlling interests in subsidiaries (Note 31)			(116,738)	(5,084,785)
Issuance of ordinary shares by subsidiaries (Note 29)			1,711,453	83,044
Subsidiaries' buy back of their own outstanding ordinary shares (Note 31)	(2,748,521)	(99,081)	(2,299,533)	(2,017,319)
Equity component of convertible bonds issued by subsidiaries	393,199	14,174
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	314,398	11,334	1,591,904	1,672,310
Cash dividends distributed to non-controlling interests	(1,062,529)	(38,303)	(346,774)	(360,245)
Balance at December 31	$ 14,544,415	$ 524,312	$ 15,622,009	$ 13,374,912